united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)

Shares	INVESTMENTS - 84.7%			Value
	EXCHANGE TRADED FUNDS - 18.8%
	DEBT FUNDS - 18.4%
44,717	iShares iBoxx $ High Yield Corporate Bond ETF			3,724,479
60,888	iShares iBoxx $ Investment Grade Corporate Bond ETF			7,068,488
4,184	iShares TIPS Bond ETF			463,127
				11,256,094
	EQUITY FUNDS - 0.5%
29	Consumer Discretionary Select Sector SPDR Fund			2,154
1,567	Consumer Staples Select Sector SPDR Fund			73,947
242	Energy Select Sector SPDR Fund			14,810
155	Industrial Select Sector SPDR Fund			7,733
358	Materials Select Sector SPDR Fund			14,291
4,112	Utilities Select Sector SPDR Fund			178,008
				290,943

	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,633,236)			11,547,037

	UNAFFILIATED TRADING COMPANIES ^ - 2.9%
2,819	Denali Global Discretionary Program Class Denali* (a,b)			460,018
2,209	QMS Diversified Global Macro Class QMS* (a,b)			611,253
6,890	Willowbridge Class* (a,b)			696,717
	TOTAL UNAFFILIATEDTRADING COMPANIES (Cost - $1,775,757)			1,767,988

Principal
Amount ($)	STRUCTURED NOTE - 5.7%		Maturity
$ 26,000	Barclays Bank PLC Linked Note (a) * ^
	(Cost - $2,600,000)		1/28/2016	3,487,049
		Yield (c)
	LONG-TERM BONDS & NOTES - 1.5%
350,000	Federal Home Loan Bank	0.3750	2/19/2016	350,581
600,000	Federal Home Loan Bank	0.2500	4/20/2016	599,823
	TOTAL LONG-TERM BONDS & NOTES (Cost - $950,404)			950,404

	SHORT-TERM INVESTMENTS - 55.8%
	BONDS & NOTES - 3.6%
2,200,000	Federal Home Loan Bank	0.1250	12/8/2015	2,199,357

	CERTIFICATES OF DEPOSIT - 6.3%
650,000	The Chiba Bank Ltd.	0.2240	10/16/2015	650,000
900,000	The Norinchukin Bank	0.1870	10/23/2015	900,000
600,000	The Shizuoka Bank, Ltd.	0.2310	10/22/2015	600,000
850,000	Sumitomo Mitsui Banking Corp.	0.1640	10/8/2015	850,000
850,000	Sumitomo Mitsui Trust Bank, Limited	0.1700	10/30/2015	850,000
				3,850,000

	COMMERCIAL PAPER - 7.7%
430,000	DCAT, LLC	0.3103	10/7/2015	429,978
1,100,000	Exxon Mobil Corporation	0.1301	10/2/2015	1,099,996
600,000	Gotham Funding Corporation	0.1801	10/20/2015	599,943
600,000	National Rural Utilities Cooperative Finance Corp.	0.1301	10/23/2015	599,952
650,000	PACCAR Financial Corp.	0.1100	10/14/2015	649,974
800,000	Tornoto-Dominion Holdings (e)	0.1601	10/2/2015	799,996
580,000	Working Capital Management Co. L.P. (e)	0.2001	10/2/2015	579,997
				4,759,836

	DISCOUNT AGENCY NOTE - 14.2%
1,000,000	Federal Home Loan Bank Discount Notes	0.1724	11/12/2015	999,801
2,700,000	Federal Home Loan Bank Discount Notes	0.2029	11/18/2015	2,699,333
3,000,000	Federal Home Loan Bank Discount Notes	0.2232	12/11/2015	2,998,698
2,000,000	Federal Home Loan Bank Discount Notes	0.2029	2/16/2016	1,998,467
				8,696,299

	U.S. TREASURY BILLS - 24.0%
6,669,000	US Treasury Bill (a) **	0.0100	10/1/2015	6,669,000
500,000	US Treasury Bill (a) **	0.1805	12/31/2015	499,772
1,250,000	US Treasury Bill (a) **	0.0675	11/12/2015	1,249,901
1,500,000	US Treasury Bill (a) **	0.1350	2/4/2016	1,499,291
1,500,000	US Treasury Bill (a) **	0.1800	3/31/2016	1,498,635
1,500,000	US Treasury Bill (a) **	0.1950	4/28/2016	1,498,293
700,000	US Treasury Bill (a) **	0.2400	5/26/2016	698,889
1,100,000	US Treasury Bill (a) **	0.3275	7/21/2016	1,097,057
				14,710,838

	TOTAL SHORT-TERM INVESTMENTS - (Cost - $34,216,330)			34,216,330

	TOTAL INVESTMENTS - 84.7% (Cost - $51,175,727) (f)			$ 51,968,808
	OTHER ASSETS LESS LIABILITIES - 15.3%			9,372,352
	TOTAL NET ASSETS - 100.0%			$ 61,341,160

CME	Chicago Mercantile Exchange
ETF	Exchange Traded Fund
ICE	Intercontinental Futures Exchange
^	Global Macro Strategies Ltd.
*	Non-Income producing.
**	Held as collateral for the swap contract.
(a)	All or a portion of these investments are a holding of the AGMS Fund Limited.
(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at June 30, 2015.
(c)	Represents annualized yield at date of purchase for discount securities and coupon for coupon based securities.
(d)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and Federal Home Loan Mortgage Corp. currently operate under a federal conservatorship.

(e)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2015, these securities amounted to $1,979,936 or 3.23% of net assets.
(f)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $51,401,375 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:		$ 941,947
		Unrealized Depreciation:		(374,514)
		Net Unrealized Depreciation:		$ 567,433

	FUTURES CONTRACT
	OPEN LONG FUTURES CONTRACT
					Notional Value at
Contracts	Issue			Expiration	September 30, 2015	Unrealized Appreciation
12	US 5YR Note (CBT) Future			December-15	$ 1,446,192	$ 5,018
48	US 10 Year Future			December-15	6,179,232	65,862
2	Russell Mini Future			December-15	219,180	(9,397)
2	S&P 500 E-mini Future			December-15	190,875	(2,285)
8	US Long Bond Future			December-15	1,258,752	26,949
	TOTAL UNREALZED DEPRECIATION ON LONG FUTURES CONTRACTS					86,147

	OPEN TOTAL RETURN SWAP CONTRACTS (a)

	Reference Entity	Notional Amount	Interest Rate	Termination Date	Counterparty	Unrealized Depreciation
	Barclays Bank PLC SWAP	$ 6,847,657	LIBOR+1.20%	11/9/2016	Barclays Bank Plc.	$ (240,290)

Altegris Macro Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated portfolio of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. The value of the credit default swap agreements entered by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the last quoted value of the index that the swap pertains to at the close of the market, adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Altegris Advisors, LLC (the “Advisor”) fair values the investments in Global Macro Strategy Limited ("GMSL") daily based on the underlying commodity trading advisors ("CTA’s") current position information on a next-trading day basis. The Advisor applies current day pricing to the CTA positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from the CTA which is compared to the Advisor’s estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisors estimate or the CTA’s estimate. The Advisors fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at June 30, 2014, the NAV is calculated using the current market values of the CTAs total assets as of the close of the regular trading session of the exchange or the close price at 4 pm eastern time.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this proces and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Swap Agreements - The Fund is subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Fund may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. gPayments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Fund amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Futures Contracts – The Fund is subject to commodity risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Fund’s valuation policies. This valuation is a function of the valuation of the reference assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/25/2015

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 11/25/2015